Segment Information (Details) (USD $)	12 Months Ended			3 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended				3 Months Ended		1 Months Ended		3 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009	Oct. 01, 2011 Pork Mexico ham boning and processing plant	Dec. 31, 2011 Pork Revenues Agent Japan	Dec. 31, 2011 Commodity Trading and Milling Y	Dec. 31, 2011 Commodity Trading and Milling	Apr. 02, 2011 Commodity Trading and Milling	Dec. 31, 2011 Commodity Trading and Milling	Dec. 31, 2010 Commodity Trading and Milling	Dec. 31, 2009 Commodity Trading and Milling	Oct. 02, 2010 Commodity Trading and Milling	Jul. 04, 2009 Sugar	Apr. 04, 2009 Sugar	Dec. 31, 2011 Sugar	Dec. 31, 2010 Sugar	Dec. 31, 2009 Sugar	Dec. 31, 2011 Power MW	Jul. 02, 2011 Power EDN	Apr. 20, 2011 Power EDM MW	Apr. 30, 2011 Power EDN and EDM	Apr. 04, 2009 Power EDN and EDM	Oct. 01, 2011 Power EDN and EDM	Jul. 02, 2011 Power EDN and EDM	Apr. 08, 2011 Power EDN and EDM facility	Dec. 31, 2011 Turkey	Dec. 31, 2011 Turkey	Dec. 31, 2010 Turkey
Segment Information
Number of reportable segments	6
Segment Information
Percentage of revenues					10.00%
Number of agents					1
Impairment charge	$ 5,600,000			$ 5,600,000
Net sales								101,080,000
Inventory write-downs									15,374,000		8,801,000			2,803,000
Inventory write-downs (in dollars per share)									$ 12.65		$ 7.10
Proportionate share of income from affiliates	26,621,000	20,965,000	20,158,000				5,080,000		13,450,000	20,983,000	19,128,000				440,000	980,000	1,030,000										12,731,000	(998,000)
Proportionate share of impairment of fixed assets charge and accrued severance charges																										(3,005,000)
Advance capital lease payment to begin operations in 2012 of a flour mill in Ghana	8,493,000					8,493,000
Initial lease term (in years)						33
Increase in fixed assets due to capital lease						9,763,000	9,763,000		9,763,000
Increase in liabilities due to capital lease									1,270,000
Consideration for majority interest acquired in commodity origination, storage and processing business in Canada												6,747,000
Cash acquired												1,169,000
Additional charge incurred to earnings in connection with change in business													2,497,000
Number of floating power generating facilities sold																									2
Consideration for sale of floating power generating facilities																									73,102,000
Amount received by the entity on sale of floating power generating facilities	59,603,000		15,000,000																			15,000,000
Amount received by the entity on sale of floating power generating facilities from previously escrowed balance																							1,500,000	55,000,000
Amount placed in escrow for potential dry dock costs																					3,000,000
Escrow earnings																								2,796,000
Amount received by the entity on sale of floating power generating facilities from various inventory items																			3,306,000
Gain on sale of assets	52,923,000																						1,500,000	51,423,000
Net book value of power generating facilities and certain inventory items																									21,679,000
Capacity of EDM leased (in megawatts)																				72
Capacity of floating power generating facility newly constructed (in megawatts)																		106
Approximate construction cost of new floating power generating facility																		133,000,000
Operating income (loss)																											$ 55,164,000	$ (169,000)